Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities (Parentheticals)	Dec. 31, 2021
Convertible Promissory Note [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities (Parentheticals) [Line Items]
Interest accrued rate	4.00%